Construction in Progress	12 Months Ended
Jun. 30, 2022
Construction In Progress [Abstract]
Construction in Progress
3. Construction in Progress
Construction work in progress represents the equipment which has been acquired and is not in use and prepayments for design, engineering, and construction services in relation to the development of Fort Cady.

Construction in Progress consisted of the following at June 30.

	2022	2021
	(in thousands)
Engineering services	$9,073	$3,825
Equipment	13,131	8,940
Injection and recovery wells	3,421	—

	$25,625	$12,765